Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.10270%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,198,418.19

Principal:
Principal Collections	$13,344,160.66
Prepayments in Full	$6,127,621.54
Liquidation Proceeds	$181,886.38
Recoveries	$146,423.29
Sub Total	$19,800,091.87
Collections	$20,998,510.06

Purchase Amounts:
Purchase Amounts Related to Principal	$366,766.18
Purchase Amounts Related to Interest	$2,301.05
Sub Total	$369,067.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,367,577.29

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,367,577.29
Servicing Fee	$286,061.10	$286,061.10	$0.00	$0.00	$21,081,516.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,081,516.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,081,516.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,081,516.19
Interest - Class A-3 Notes	$640,322.84	$640,322.84	$0.00	$0.00	$20,441,193.35
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$20,109,943.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,109,943.35
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$19,913,201.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,913,201.35
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$19,771,619.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,771,619.68
Regular Principal Payment	$17,957,552.78	$17,957,552.78	$0.00	$0.00	$1,814,066.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,814,066.90
Residual Released to Depositor	$0.00	$1,814,066.90	$0.00	$0.00	$0.00
Total		$21,367,577.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,957,552.78
Total					$17,957,552.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,957,552.78	$39.01	$640,322.84	$1.39	$18,597,875.62	$40.40
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$17,957,552.78	$13.65	$1,309,896.51	$1.00	$19,267,449.29	$14.65

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$145,804,061.38	0.3167312	$127,846,508.60	0.2777219
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$286,584,061.38	0.2178055	$268,626,508.60	0.2041576

Pool Information
Weighted Average APR	4.383%	4.413%
Weighted Average Remaining Term	30.01	29.31
Number of Receivables Outstanding	19,826	19,021
Pool Balance	$343,273,318.20	$322,971,136.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$314,101,578.02	$295,839,492.51
Pool Factor	0.2333160	0.2195170

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$27,131,643.51
Targeted Overcollateralization Amount	$54,344,627.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,344,627.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$281,747.42
(Recoveries)		71	$146,423.29
Net Loss for Current Collection Period			$135,324.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4731%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3590%
Second Prior Collection Period			0.6411%
Prior Collection Period			0.9320%
Current Collection Period			0.4875%
Four Month Average (Current and Prior Three Collection Periods)			0.6049%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,293	$12,327,858.56
(Cumulative Recoveries)			$2,296,874.77
Cumulative Net Loss for All Collection Periods			$10,030,983.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6818%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,376.30
Average Net Loss for Receivables that have experienced a Realized Loss			$4,374.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.81%	226	$5,831,028.73
61-90 Days Delinquent	0.36%	41	$1,177,107.46
91-120 Days Delinquent	0.07%	8	$229,989.90
Over 120 Days Delinquent	0.28%	31	$914,469.40
Total Delinquent Receivables	2.52%	306	$8,152,595.49

Repossession Inventory:
Repossessed in the Current Collection Period		6	$177,714.50
Total Repossessed Inventory		14	$380,131.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4608%
Prior Collection Period			0.4287%
Current Collection Period			0.4206%
Three Month Average			0.4367%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7188%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$1,765,760.05
2 Months Extended	109	$2,824,107.41
3+ Months Extended	17	$422,257.28

Total Receivables Extended	198	$5,012,124.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer